Condensed Parent Only Financial Information (Details) - Schedule of Condensed Statements of Loss - Parent Company [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Condensed Statements of Loss [Line Items]
Interest income	$ 27
Expenses
Marketing and promotion expenses	932
Professional fee	297	45
Information technology expenses	23
Office expenses	334
Reversal of provision for expected credit losses	(410)
Employee benefits expenses	3,449	5
Referral fee	140
Share of results of an associate	27
Impairment loss of long-term investments	259
Other general and administrative expenses	550	3
Total expenses	5,601	53
Loss before income tax expense	(5,574)	(53)
Income tax expense
Net (loss) income	$ (5,574)	$ (53)